Impairment testing of acquired development programs not yet available for use (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Carrying Amount of Acquired Development Programs	The carrying amount of acquired development programs is as follows:

	As at December 31,
	2020	2019
	£’000s	£’000s
Acquired development programs
Navicixizumab (navi)	—	12,522
BSP-804 (setrusumab)	11,616	11,616
MPH-966 (alvelestat)	5,835	6,121
BSG-649 (leflutrozole)	9,886	9,886
BCT-197 (acumapimod)	4,311	4,311
	31,648	44,456